BASIS OF PRESENTATION AND GOING CONCERN - Consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization	$ 9,096,939	$ 5,473,037	$ 2,721,636
Non-cash interest expense/income, net		262,904	180,258
Net cash used in operating activities	(5,465,618)	(4,037,001)	(1,069,990)
Cash paid for operating leases	2,837,048	886,151	298,218
Payments of term loans		(1,541,314)
Net cash from financing activities	11,258,647	43,093,686	10,425,018
Net increase in cash and cash equivalents	$ (2,718,159)	9,713,441	(67,341)
As reported
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization		6,146,879	2,936,156
Non-cash interest expense/income, net		658,439	265,359
Net cash used in operating activities		(2,967,624)	(770,369)
Cash paid for operating leases		886,151	298,218
Payments of term loans		(1,904,807)	(18,205)
Interest received from bank		180,267	16,802
Net cash from financing activities		42,024,309	10,125,397
Net increase in cash and cash equivalents		9,713,441	(67,341)
Restatement
BASIS OF PRESENTATION AND GOING CONCERN
Depreciation and amortization		(673,842)	(214,520)
Non-cash interest expense/income, net		(395,535)	(85,101)
Net cash used in operating activities		(1,069,377)	(299,621)
Cash paid for operating leases		886,151	298,218
Payments of term loans		363,493	18,205
Interest received from bank		(180,267)	(16,802)
Net cash from financing activities		$ 1,069,377	$ 299,621